2. Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Notes
2. Stockholders' Equity

2. Stockholders' Equity

Transactions in our common stock in 2015

Stock issued upon conversion of debt: On November 5, 2015, we issued 14,360,396 shares of our common stock in settlement of $122,000 in convertible notes payable plus associated accrued interest of $21,604. The conversion occurred within the terms of the promissory notes and no gain or loss resulted.

Stock issuable upon completion of Reg S offering: Beginning December 2015 we offered for sale common shares through a placement of common stock units. Each unit consists of one share of common stock and one warrant to purchase common stock. The units are to be sold for the offering price of $0.50 per unit. The warrants are exercisable at $1.00 and expire two years from the date of issuance. The offering calls for a minimum of $500,000 to be raised up to a maximum of $2,500,000. As of December 31, 2015 $250,013 has been subscribed for and received upon the sale of 500,000 units. Until the minimum is raised the company may be obligated to return any proceeds received to the investors. Accordingly, proceeds received up to the minimum amount are carried as restricted cash and reflect a corresponding refund obligation under current liabilities. Upon completion and as a condition of the offering, the company is required to effect a 1:30 reverse split of its common shares.

Stock returned to treasury and cancelled: On November 10, 2015, we entered into an Asset Purchase Rescission Agreement with IEC together with Mr. Edwin Witarsa Ng, a resident of Indonesia. Under the terms of the agreement we transferred and assigned all right, title and interest in the equipment back to IEC. IEC returned 10 million shares to the company and Mr. Ng acquired 50 million shares directly from IEC and became a Board member. The carrying value of the equipment at the date of the rescission agreement was $0.

Transactions in our Common Stock in 2014

In 2014 we issued 250,000 shares of our common stock valued at $0.13 or $32,500 as consideration for services. The shares were valued using the closing price at the date of grant.